Fair Value Measurements and Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015	Jun. 30, 2014	Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative liability fair value of collateral	$ 100,000,000	$ 600,000,000
Fair Value, Measurements, Nonrecurring
Derivatives, Fair Value [Line Items]
Expected disposal losses of long-lived assets		100,000,000
Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Notional amount	7,600,000,000	1,800,000,000
Fair value of notional amount	100,000,000
Forward Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Notional amount		2,000,000,000	$ 800,000,000
Fair value of notional amount		200,000,000
Previously Issued Cross Currency Swaps
Derivatives, Fair Value [Line Items]
Derivative amount of hedged item		1,600,000,000
Currency Swap Settled
Derivatives, Fair Value [Line Items]
Notional amount	600,000,000			$ 800,000,000
Cross Currency Swaps
Derivatives, Fair Value [Line Items]
Notional amount	9,700,000,000
Derivative amount of hedged item		3,000,000,000		$ 1,200,000,000	$ 5,400,000,000
Fair value of cross currency swaps	1,600,000,000	600,000,000
Pre-tax gain (loss) recognized in other comprehensive income (loss)	(1,200,000,000)	$ (100,000,000)
New | Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Notional amount	$ 2,600,000,000		3,200,000,000
Net Investment Hedges
Derivatives, Fair Value [Line Items]
Notional amount			$ 900,000,000